SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net Revenue, Net Income and Cash Flows (Details)	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Net revenue and net income
Net revenue	$ 68,628,794	¥ 472,385,716	¥ 417,139,969	¥ 350,157,824
Net income	(1,411,553)	(9,716,002)	26,051,187	23,055,720
Cash flows
Net cash provided by operating activities	8,941,296	61,544,726	64,504,771	45,852,235
Net cash used in investing activities	(13,649,407)	(93,951,601)	(36,801,464)	(52,759,443)
Net cash used in financing activities	$ 1,053,231	¥ 7,249,603	¥ (20,310,382)	(63,660,710)
VIE
Net revenue and net income
Net revenue				154,454,044
Net income				21,951,065
Cash flows
Net cash provided by operating activities				22,655,696
Net cash used in investing activities				¥ (37,956,001)